Overview and Summary of Significant Accounting Policies - Schedule of Allowance for Funds used During Construction (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
AFUDC equity	$ 0.2	$ 1.4	$ 0.3	$ 5.4	$ 6.2	$ 5.0	$ 5.7
AFUDC debt	$ 1.5	$ 1.8	$ 4.4	$ 6.3	$ 7.7	$ 6.5	$ 1.3